S-K 1602(c) Dilution	Oct. 31, 2025 USD ($) $ / shares shares
Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.14
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.86
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	251,250,000
Net Tangible Book Value, Adjusted	$ 178,466,081
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.12
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.88
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	288,750,000
Net Tangible Book Value, Adjusted	$ 204,635,973
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.28
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.72
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	251,250,000
Net Tangible Book Value, Adjusted	$ 53,466,081
Number of Shares Used, Adjustment (in Shares) | shares	12,500,000
Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	4.24
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 5.76
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	288,750,000
Net Tangible Book Value, Adjusted	$ 60,885,973
Number of Shares Used, Adjustment (in Shares) | shares	14,375,000
Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(1.44)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.45
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	251,250,000
Net Tangible Book Value, Adjusted	$ (9,033,919)
Number of Shares Used, Adjustment (in Shares) | shares	6,250,000
Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	(1.53)
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 11.53
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	288,750,000
Net Tangible Book Value, Adjusted	$ (10,989,027)
Number of Shares Used, Adjustment (in Shares) | shares	7,187,500
No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.71
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.29
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	251,250,000
Net Tangible Book Value, Adjusted	$ 240,966,081
Number of Shares Used, Adjustment (in Shares) | shares	31,250,000
No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	7.7
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 2.31
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	288,750,000
Net Tangible Book Value, Adjusted	$ 276,510,973
Number of Shares Used, Adjustment (in Shares) | shares	35,937,500
Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.19
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.82
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	251,250,000
Net Tangible Book Value, Adjusted	$ 115,966,081
Number of Shares Used, Adjustment (in Shares) | shares	18,750,000
Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Registered Offering Price per Share (in Dollars per share) | $ / shares	$ 10
Net Tangible Book Value, Increase from Public Shareholders, Per Share (in Dollars per share) | $ / shares	6.16
Net Tangible Book Value, Amount of Dilution, per Share (in Dollars per share) | $ / shares	$ 3.84
Net Tangible Book Value	$ (25,159)
Net Tangible Book Value, Proceeds from Offering	288,750,000
Net Tangible Book Value, Adjusted	$ 132,760,973
Number of Shares Used, Adjustment (in Shares) | shares	21,562,500
Over-allotment Option Not Exercised [Member] | Redemption at 25 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 7.14
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	2.86
Over-allotment Option Not Exercised [Member] | Redemption at 75 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.28
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	5.72
Over-allotment Option Not Exercised [Member] | Redemption at 100 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.44)
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	11.45
Over-allotment Option Not Exercised [Member] | Redemption at 50 Percent of Maximum [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.18
Difference Between the Offering Price and the Adjusted Net Tangible Book Value, Per Share (in Dollars per share) | $ / shares	3.82
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.14
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.12
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.28
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	4.24
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.44)
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	(1.53)
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.71
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	7.69
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	6.19
Pro forma net tangible book value after this offering and the sale of the private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted, per Share (in Dollars per share) | $ / shares	$ 6.16
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ 36,132
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	36,132
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	36,132
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	36,132
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	36,132
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	36,132
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	36,132
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	36,132
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	36,132
Offering costs accrued for or paid in advance, excluded from tangible book value [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	36,132
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(10,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(10,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(10,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(10,000,000)
Deferred Underwriting Commissions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(10,000,000)
Deferred Underwriting Commissions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(12,250,000)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(294,892)
Overallotment Liability [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(294,892)
Overallotment Liability [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(294,892)
Overallotment Liability [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(294,892)
Overallotment Liability [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(294,892)
Overallotment Liability [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(62,500,000)
Amounts paid for redemptions [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(71,875,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(187,500,000)
Amounts paid for redemptions [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(215,625,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(250,000,000)
Amounts paid for redemptions [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(287,500,000)
Amounts paid for redemptions [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	(125,000,000)
Amounts paid for redemptions [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Net Tangible Book Value, Adjusted	$ (143,750,000)
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares outstanding prior to this offering [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares outstanding prior to this offering [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares outstanding prior to this offering [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares outstanding prior to this offering [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares outstanding prior to this offering [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used to Determine Net Tangible Book Value per Share, Pre-transaction (in Shares) | shares	7,187,500
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(937,500)
Ordinary shares forfeited if over-allotment is not exercised [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares
Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement warrants [Member] | No Redemption [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement warrants [Member] | No Redemption [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	25,000,000
Ordinary shares offered and sale of private placement warrants [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	28,750,000
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(6,250,000)
Ordinary shares redeemed [Member] | Redemption at 25 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(7,187,500)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(18,750,000)
Ordinary shares redeemed [Member] | Redemption at 75 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(21,562,500)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(25,000,000)
Ordinary shares redeemed [Member] | Redemption at 100 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	287,500,000
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | Without Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(12,500,000)
Ordinary shares redeemed [Member] | Redemption at 50 Percent of Maximum [Member] | With Over-Allotment [Member]
Net Tangible Book Value [Line Items]
Number of Shares Used, Adjustment (in Shares) | shares	(14,375,000)